Financial Instruments - Disclosure of Gains (Losses) Recognized During the Period on Financial Instruments (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Fair value gains (losses) on investments at FVPL recognized in finance income	R$ 9,066	R$ 20,244	R$ 7,130